Capital and reserves - Share-Based Payment Arrangements (Details)	Jan. 27, 2021 item $ / shares	Jun. 30, 2018 item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise | $			167,500	2,495,000
2018 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise		1
Number of instruments		4,990,000
Contractual life		6 years
2018 Grant | Vesting period 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
Vesting term		2 years
2018 Grant | Vesting period 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Vesting term		3 years
2018 Grant | Vesting period 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Vesting term		4 years
2021 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise	1
Par value | $ / shares	$ 15.00
Number of instruments	546,822
Vesting percentage	25.00%
Vesting term	4 years
Contractual life	5 years
2021 Grant | Vesting period 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2021 Grant | Vesting period 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2021 Grant | Vesting period 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2021 Grant | Vesting period 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%